Financial Risk Management_Maximum Exposure To Credit Risk(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		₩ 518,367,988	₩ 464,465,979
Financial assets
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		405,523,478	354,892,007
Due from financial institutions
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		17,219,661	15,326,173
Financial assets held for trading
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[1]	25,242,193	23,058,919
Financial Instruments Indexed To The Price Of Gold	[1]	73,855	72,349
Financial assets designated at fair value through profit and loss
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		1,982,224	1,693,255
Derivatives
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		3,310,166	3,381,935
Loans
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[2]	290,122,838	265,486,134
Available-for-sale financial assets
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		38,959,401	27,445,752
Held-to-maturity financial assets
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		18,491,980	11,177,504
Other financial assets
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[2]	10,195,015	7,322,335
Off-balance sheet itmes
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		112,844,510	109,573,972
Unused Commitment and Gurantee
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		6,977,468	7,822,124
Financial guarantee contrancts
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		3,683,875	4,746,292
Commitments
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		₩ 102,183,167	₩ 97,005,556

[1]	Including gold-linked financial instruments amounting to ￦ 72,349 million and ￦ 73,855 million as of December 31, 2016 and 2017, respectively.
[2]	Loans and other financial assets are net of allowance.